UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Fund

Semi-Annual Report

December 31, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Apple, Inc.	10.6
Microsoft Corp.	9.3
Alphabet, Inc. Class A	5.7
Amazon.com, Inc.	5.4
Facebook, Inc. Class A	3.4
UnitedHealth Group, Inc.	2.2
Visa, Inc. Class A	2.1
MasterCard, Inc. Class A	1.9
The Home Depot, Inc.	1.9
Adobe, Inc.	1.8
44.3

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Information Technology	36.1
Health Care	13.2
Consumer Discretionary	13.0
Communication Services	12.9
Consumer Staples	7.4

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments – 3.6%

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.9%
Entertainment - 2.6%
Activision Blizzard, Inc.	537,400	$49,898
Electronic Arts, Inc.	305,000	43,798
Take-Two Interactive Software, Inc. (a)	221,032	45,928
		139,624
Interactive Media & Services - 10.3%
Alphabet, Inc.:
Class A (a)	174,000	304,959
Class C (a)	38,000	66,571
Facebook, Inc. Class A (a)	656,500	179,330
		550,860

TOTAL COMMUNICATION SERVICES		690,484

CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 0.0%
Airbnb, Inc. Class A	16,600	2,437
Household Durables - 0.8%
D.R. Horton, Inc.	460,801	31,758
NVR, Inc. (a)	2,520	10,281
		42,039
Internet & Direct Marketing Retail - 6.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	85,200	19,829
Amazon.com, Inc. (a)	89,300	290,844
eBay, Inc.	600,700	30,185
Etsy, Inc. (a)	14,000	2,491
JD.com, Inc. Class A	142,900	6,294
		349,643
Multiline Retail - 1.2%
Dollar General Corp.	294,800	61,996
Specialty Retail - 3.9%
AutoZone, Inc. (a)	8,200	9,721
Best Buy Co., Inc.	348,700	34,797
Lowe's Companies, Inc.	291,000	46,708
The Home Depot, Inc.	383,700	101,918
TJX Companies, Inc.	39,000	2,663
Tractor Supply Co.	77,700	10,923
		206,730
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	210,000	29,709

TOTAL CONSUMER DISCRETIONARY		692,554

CONSUMER STAPLES - 7.4%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	2,900	2,883
PepsiCo, Inc.	354,700	52,602
		55,485
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	224,000	84,399
Walmart, Inc.	546,000	78,706
		163,105
Food Products - 0.3%
The Hershey Co.	100,000	15,233
Household Products - 2.0%
Clorox Co.	50,735	10,244
Procter & Gamble Co.	647,000	90,024
Reynolds Consumer Products, Inc.	200,000	6,008
		106,276
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	212,900	56,672

TOTAL CONSUMER STAPLES		396,771

FINANCIALS - 7.0%
Banks - 1.6%
JPMorgan Chase & Co.	675,000	85,772
Capital Markets - 4.5%
BlackRock, Inc. Class A	26,000	18,760
MarketAxess Holdings, Inc.	26,400	15,063
Moody's Corp.	120,000	34,829
Morgan Stanley	233,500	16,002
MSCI, Inc.	192,357	85,893
Nordnet AB	164,900	2,572
S&P Global, Inc.	203,000	66,732
		239,851
Insurance - 0.9%
Progressive Corp.	453,700	44,862

TOTAL FINANCIALS		370,485

HEALTH CARE - 13.2%
Biotechnology - 1.8%
AbbVie, Inc.	336,800	36,088
Regeneron Pharmaceuticals, Inc. (a)	81,300	39,277
Vertex Pharmaceuticals, Inc. (a)	82,800	19,569
		94,934
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	380,400	41,650
Danaher Corp.	378,000	83,969
DexCom, Inc. (a)	15,000	5,546
Edwards Lifesciences Corp. (a)	339,200	30,945
Hologic, Inc. (a)	212,516	15,478
Intuitive Surgical, Inc. (a)	42,800	35,015
Masimo Corp. (a)	32,000	8,588
Quidel Corp. (a)	24,700	4,437
ResMed, Inc.	146,400	31,119
West Pharmaceutical Services, Inc.	35,000	9,916
		266,663
Health Care Providers & Services - 3.4%
Cigna Corp.	122,400	25,481
Humana, Inc.	44,900	18,421
Laboratory Corp. of America Holdings (a)	96,505	19,644
UnitedHealth Group, Inc.	332,000	116,426
		179,972
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	8,100	4,722
Charles River Laboratories International, Inc. (a)	17,488	4,370
Mettler-Toledo International, Inc. (a)	6,400	7,294
PerkinElmer, Inc.	60,800	8,725
Sartorius Stedim Biotech	11,100	3,949
Thermo Fisher Scientific, Inc.	137,000	63,812
		92,872
Pharmaceuticals - 1.3%
Roche Holding AG (participation certificate)	75,000	26,122
Royalty Pharma PLC	112,150	5,613
Zoetis, Inc. Class A	239,800	39,687
		71,422

TOTAL HEALTH CARE		705,863

INDUSTRIALS - 5.2%
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	54,000	5,069
United Parcel Service, Inc. Class B	146,500	24,671
		29,740
Airlines - 0.6%
Southwest Airlines Co.	651,471	30,365
Building Products - 1.7%
Carrier Global Corp.	589,482	22,235
Fortune Brands Home & Security, Inc.	312,100	26,753
Trane Technologies PLC	272,500	39,556
		88,544
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	77,000	9,798
Electrical Equipment - 0.3%
AMETEK, Inc.	53,300	6,446
Rockwell Automation, Inc.	50,000	12,541
		18,987
Industrial Conglomerates - 0.7%
Roper Technologies, Inc.	84,308	36,344
Machinery - 0.7%
Cummins, Inc.	58,100	13,195
Otis Worldwide Corp.	365,600	24,696
		37,891
Professional Services - 0.2%
Verisk Analytics, Inc.	55,200	11,459
Road & Rail - 0.2%
Old Dominion Freight Lines, Inc.	69,400	13,545

TOTAL INDUSTRIALS		276,673

INFORMATION TECHNOLOGY - 36.1%
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	451,700	59,069
Keysight Technologies, Inc. (a)	62,000	8,190
		67,259
IT Services - 6.7%
Accenture PLC Class A	183,800	48,010
Adyen BV (a)(b)	2,400	5,577
Booz Allen Hamilton Holding Corp. Class A	200,000	17,436
EPAM Systems, Inc. (a)	44,100	15,803
MasterCard, Inc. Class A	293,900	104,905
PayPal Holdings, Inc. (a)	222,400	52,086
Snowflake Computing, Inc. (c)	15,200	4,277
Visa, Inc. Class A	505,000	110,459
		358,553
Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV	78,000	38,042
Broadcom, Inc.	69,900	30,606
KLA-Tencor Corp.	156,200	40,442
Lam Research Corp.	135,000	63,756
NVIDIA Corp.	81,100	42,350
Skyworks Solutions, Inc.	68,400	10,457
Texas Instruments, Inc.	66,900	10,980
		236,633
Software - 13.1%
Adobe, Inc. (a)	191,700	95,873
ANSYS, Inc. (a)	44,700	16,262
C3.Ai, Inc. (c)	8,000	1,110
Cadence Design Systems, Inc. (a)	135,000	18,418
Duck Creek Technologies, Inc. (a)(c)	5,700	247
Fortinet, Inc. (a)	262,000	38,915
Microsoft Corp.	2,239,000	497,998
Salesforce.com, Inc. (a)	69,300	15,421
Slack Technologies, Inc. Class A (a)	110,000	4,646
Synopsys, Inc. (a)	39,700	10,292
		699,182
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	4,240,000	562,605

TOTAL INFORMATION TECHNOLOGY		1,924,232

MATERIALS - 0.8%
Chemicals - 0.8%
Sherwin-Williams Co.	57,700	42,404
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	230,800	51,805
Prologis (REIT), Inc.	59,362	5,916
SBA Communications Corp. Class A	101,600	28,664
		86,385
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	1,086,800	83,847
TOTAL COMMON STOCKS
(Cost $2,253,527)		5,269,698

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.11% (d)	68,448,245	68,462
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	5,400,295	5,401
TOTAL MONEY MARKET FUNDS
(Cost $73,861)		73,863
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,327,388)		5,343,561
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,013)
NET ASSETS - 100%		$5,334,548

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,577,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$43
Fidelity Securities Lending Cash Central Fund	5
Total	$48

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$690,484	$690,484	$--	$--
Consumer Discretionary	692,554	686,260	6,294	--
Consumer Staples	396,771	396,771	--	--
Financials	370,485	367,913	2,572	--
Health Care	705,863	679,741	26,122	--
Industrials	276,673	276,673	--	--
Information Technology	1,924,232	1,918,655	5,577	--
Materials	42,404	42,404	--	--
Real Estate	86,385	86,385	--	--
Utilities	83,847	83,847	--	--
Money Market Funds	73,863	73,863	--	--
Total Investments in Securities:	$5,343,561	$5,302,996	$40,565	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,960) — See accompanying schedule: Unaffiliated issuers (cost $2,253,527)	$5,269,698
Fidelity Central Funds (cost $73,861)	73,863
Total Investment in Securities (cost $2,327,388)		$5,343,561
Cash		3
Receivable for investments sold		22,153
Receivable for fund shares sold		508
Dividends receivable		2,036
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		7
Other receivables		84
Total assets		5,368,361
Liabilities
Payable for investments purchased	$1,604
Payable for fund shares redeemed	24,692
Accrued management fee	1,401
Other affiliated payables	602
Other payables and accrued expenses	114
Collateral on securities loaned	5,400
Total liabilities		33,813
Net Assets		$5,334,548
Net Assets consist of:
Paid in capital		$2,269,862
Total accumulated earnings (loss)		3,064,686
Net Assets		$5,334,548
Net Asset Value and Maximum Offering Price
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($5,018,944 ÷ 80,476.74 shares)		$62.37
Class K:
Net Asset Value, offering price and redemption price per share ($315,604 ÷ 5,061.42 shares)		$62.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$25,038
Income from Fidelity Central Funds (including $5 from security lending)		48
Total income		25,086
Expenses
Management fee	$8,358
Transfer agent fees	3,075
Accounting fees	545
Custodian fees and expenses	33
Independent trustees' fees and expenses	14
Registration fees	37
Audit	37
Legal	7
Miscellaneous	12
Total expenses before reductions	12,118
Expense reductions	(43)
Total expenses after reductions		12,075
Net investment income (loss)		13,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,358
Fidelity Central Funds	(1)
Foreign currency transactions	4
Total net realized gain (loss)		170,361
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	690,921
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		690,943
Net gain (loss)		861,304
Net increase (decrease) in net assets resulting from operations		$874,315

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,011	$36,643
Net realized gain (loss)	170,361	77,994
Change in net unrealized appreciation (depreciation)	690,943	745,394
Net increase (decrease) in net assets resulting from operations	874,315	860,031
Distributions to shareholders	(143,823)	(249,202)
Share transactions - net increase (decrease)	(319,731)	(32,583)
Total increase (decrease) in net assets	410,761	578,246
Net Assets
Beginning of period	4,923,787	4,345,541
End of period	$5,334,548	$4,923,787

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$54.21	$47.60	$46.86	$44.92	$42.04	$44.69
Income from Investment Operations
Net investment income (loss)A	.15	.39	.46	.45	.44	.38
Net realized and unrealized gain (loss)	9.70	8.96	3.26	6.74	5.33	(.73)
Total from investment operations	9.85	9.35	3.72	7.19	5.77	(.35)
Distributions from net investment income	(.32)	(.42)	(.44)	(.45)	(.44)	(.31)
Distributions from net realized gain	(1.38)	(2.32)	(2.54)	(4.80)	(2.45)	(1.99)
Total distributions	(1.69)B	(2.74)	(2.98)	(5.25)	(2.89)	(2.30)
Net asset value, end of period	$62.37	$54.21	$47.60	$46.86	$44.92	$42.04
Total ReturnC,D	18.29%	20.51%	8.27%	17.51%	14.34%	(.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.48%	.50%	.50%	.52%	.52%
Expenses net of fee waivers, if any	.47%G	.48%	.49%	.50%	.52%	.52%
Expenses net of all reductions	.47%G	.48%	.49%	.50%	.51%	.52%
Net investment income (loss)	.49%G	.79%	1.01%	.99%	1.04%	.91%
Supplemental Data
Net assets, end of period (in millions)	$5,019	$4,402	$4,019	$4,129	$3,884	$3,762
Portfolio turnover rateH	34%G	51%	45%	38%	82%	67%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$54.20	$47.60	$46.86	$44.92	$42.04	$44.69
Income from Investment Operations
Net investment income (loss)A	.17	.43	.50	.49	.49	.42
Net realized and unrealized gain (loss)	9.71	8.96	3.26	6.74	5.32	(.72)
Total from investment operations	9.88	9.39	3.76	7.23	5.81	(.30)
Distributions from net investment income	(.35)	(.46)	(.48)	(.49)	(.48)	(.36)
Distributions from net realized gain	(1.38)	(2.32)	(2.54)	(4.80)	(2.45)	(1.99)
Total distributions	(1.73)	(2.79)B	(3.02)	(5.29)	(2.93)	(2.35)
Net asset value, end of period	$62.35	$54.20	$47.60	$46.86	$44.92	$42.04
Total ReturnC,D	18.35%	20.60%	8.37%	17.63%	14.46%	(.72)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G	.40%	.40%	.41%	.41%	.41%
Expenses net of fee waivers, if any	.39%G	.40%	.40%	.41%	.41%	.41%
Expenses net of all reductions	.39%G	.39%	.40%	.40%	.41%	.41%
Net investment income (loss)	.57%G	.87%	1.10%	1.08%	1.14%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$316	$522	$326	$450	$563	$696
Portfolio turnover rateH	34%G	51%	45%	38%	82%	67%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$57

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$3,020,894
Gross unrealized depreciation	(6,876)
Net unrealized appreciation (depreciation)	$3,014,018
Tax cost	$2,329,543

The Fund elected to defer to its next fiscal year approximately $2,481 of capital losses recognized during the period November 1, 2019 to June 30, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	880,103	1,333,534

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Fund	$2,975.12
Class K	100.04
	$3,075

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Fund	$12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Fund	$6

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Fund	$1	$–(a)	$–

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2020	Year ended June 30, 2020
Distributions to shareholders
Fidelity Fund	$133,806	$229,125
Class K	10,017	20,077
Total	$143,823	$249,202

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2020	Year ended June 30, 2020	Six months ended December 31, 2020	Year ended June 30, 2020
Fidelity Fund
Shares sold	1,519	3,204	$90,562	$157,342
Reinvestment of distributions	2,042	4,413	122,813	210,705
Shares redeemed	(4,285)	(10,845)	(255,879)	(523,734)
Net increase (decrease)	(724)	(3,228)	$(42,504)	$(155,687)
Class K
Shares sold	670	10,270	$39,793	$505,232
Reinvestment of distributions	167	418	10,017	20,077
Shares redeemed	(5,412)	(7,909)	(327,037)	(402,205)
Net increase (decrease)	(4,575)	2,779	$(277,227)	$123,104

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

13. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Export and Multinational Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Export and Multinational Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Export and Multinational Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Export and Multinational Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Export and Multinational Fund shareholder approval and is expected to become effective in April 16, 2021. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Fund
Fidelity Fund	.47%
Actual		$1,000.00	$1,182.90	$2.59
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class K	.39%
Actual		$1,000.00	$1,183.50	$2.15
Hypothetical-C		$1,000.00	$1,023.24	$1.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

FID-SANN-0221
1.540016.123

Fidelity® Growth Discovery Fund

Semi-Annual Report

December 31, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Microsoft Corp.	8.8
Alphabet, Inc. Class A	5.9
Apple, Inc.	5.7
Amazon.com, Inc.	5.1
Facebook, Inc. Class A	4.7
Qualcomm, Inc.	3.8
NVIDIA Corp.	3.2
UnitedHealth Group, Inc.	3.0
Adobe, Inc.	2.9
Tencent Holdings Ltd.	2.0
45.1

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Information Technology	37.4
Health Care	17.1
Communication Services	14.4
Consumer Discretionary	12.1
Industrials	8.0

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Stocks	99.6%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 16.7%

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	208,900	$12,536
Entertainment - 0.8%
Activision Blizzard, Inc.	211,300	19,619
DouYu International Holdings Ltd. ADR (b)	218,000	2,411
		22,030
Interactive Media & Services - 13.2%
Alphabet, Inc. Class A (b)	100,552	176,231
Facebook, Inc. Class A (b)	514,391	140,511
Match Group, Inc. (b)	42,938	6,492
Tencent Holdings Ltd.	830,200	59,736
Tongdao Liepin Group (b)	1,213,400	2,924
Zoominfo Technologies, Inc.	164,100	7,915
		393,809
Wireless Telecommunication Services - 0.0%
Mobile TeleSystems OJSC sponsored ADR	23,000	206

TOTAL COMMUNICATION SERVICES		428,581

CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.7%
Ferrari NV	85,400	19,601
XPeng, Inc. ADR (b)(c)	28,800	1,234
		20,835
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (b)	1,192,400	17,361
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A	9,300	1,365
Compass Group PLC	92,100	1,718
Dalata Hotel Group PLC	300,600	1,390
Flutter Entertainment PLC	24,000	4,959
Hilton Worldwide Holdings, Inc.	126,800	14,108
		23,540
Household Durables - 1.4%
Blu Investments LLC (d)(e)	3,320,224	1
D.R. Horton, Inc.	293,600	20,235
NVR, Inc. (b)	3,040	12,403
Purple Innovation, Inc. (b)	52,700	1,736
Toll Brothers, Inc.	195,900	8,516
		42,891
Internet & Direct Marketing Retail - 6.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	151,000	35,142
Amazon.com, Inc. (b)	46,400	151,122
Delivery Hero AG (a)(b)	28,300	4,426
Pinduoduo, Inc. ADR (b)	9,900	1,759
		192,449
Specialty Retail - 0.6%
Aritzia LP (b)	59,900	1,214
Ulta Beauty, Inc. (b)	55,500	15,937
		17,151
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	46,880	29,347
Prada SpA (b)	2,052,400	13,555
Samsonite International SA (a)(b)	2,543,400	4,508
		47,410

TOTAL CONSUMER DISCRETIONARY		361,637

CONSUMER STAPLES - 3.3%
Beverages - 1.8%
Fever-Tree Drinks PLC	351	12
Kweichow Moutai Co. Ltd. (A Shares)	86,329	26,428
Monster Beverage Corp. (b)	286,100	26,459
		52,899
Household Products - 1.1%
Energizer Holdings, Inc.	370,200	15,615
Reckitt Benckiser Group PLC	193,503	17,271
		32,886
Tobacco - 0.4%
Swedish Match Co. AB	172,500	13,424

TOTAL CONSUMER STAPLES		99,209

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Enterprise Products Partners LP	74,900	1,467
EOG Resources, Inc.	29,400	1,466
Reliance Industries Ltd.	1,371,053	37,259
Reliance Industries Ltd.	88,203	1,349
Valero Energy Corp.	64,100	3,626
		45,167
FINANCIALS - 3.4%
Banks - 1.2%
Comerica, Inc.	215,400	12,032
HDFC Bank Ltd. (b)	72,910	1,436
HDFC Bank Ltd. sponsored ADR (b)	159,200	11,504
M&T Bank Corp.	24,000	3,055
Metro Bank PLC (b)(c)	25,300	48
Wintrust Financial Corp.	126,000	7,697
		35,772
Capital Markets - 0.9%
CME Group, Inc.	132,645	24,148
JMP Group, Inc. (b)(c)	75,200	290
MSCI, Inc.	4,100	1,831
		26,269
Consumer Finance - 0.7%
Capital One Financial Corp.	224,700	22,212
Insurance - 0.6%
American Financial Group, Inc.	47,500	4,162
Arthur J. Gallagher & Co.	56,300	6,965
BRP Group, Inc. (b)	11,000	330
RenaissanceRe Holdings Ltd.	31,500	5,223
		16,680
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (b)	67,000	1,355

TOTAL FINANCIALS		102,288

HEALTH CARE - 17.0%
Biotechnology - 4.1%
ACADIA Pharmaceuticals, Inc. (b)	112,700	6,025
Affimed NV (b)	200,400	1,166
Alnylam Pharmaceuticals, Inc. (b)	19,000	2,469
Applied Therapeutics, Inc. (b)	153,100	3,370
Atara Biotherapeutics, Inc. (b)	156,700	3,076
Biogen, Inc. (b)	7,600	1,861
BioNTech SE ADR (b)(c)	64,732	5,277
Certara, Inc.	57,600	1,942
CRISPR Therapeutics AG (b)(c)	36,800	5,634
Gamida Cell Ltd. (b)(c)	615,200	5,162
Hookipa Pharma, Inc. (b)	116,600	1,293
Innovent Biologics, Inc. (a)(b)	410,500	4,345
Insmed, Inc. (b)	309,678	10,309
Neurocrine Biosciences, Inc. (b)	189,300	18,144
Prelude Therapeutics, Inc.	11,400	816
Regeneron Pharmaceuticals, Inc. (b)	60,700	29,325
Rubius Therapeutics, Inc. (b)	22,900	174
Sarepta Therapeutics, Inc. (b)	8,500	1,449
Seres Therapeutics, Inc. (b)	52,200	1,279
Vertex Pharmaceuticals, Inc. (b)	72,093	17,038
Viela Bio, Inc. (b)	20,600	741
		120,895
Health Care Equipment & Supplies - 3.8%
Axonics Modulation Technologies, Inc. (b)	90,700	4,528
Danaher Corp.	122,355	27,180
Haemonetics Corp. (b)	140,600	16,696
Hologic, Inc. (b)	351,400	25,592
Intuitive Surgical, Inc. (b)	35,600	29,124
Nevro Corp. (b)	33,200	5,747
Outset Medical, Inc. (c)	21,742	1,236
Penumbra, Inc. (b)	21,300	3,728
		113,831
Health Care Providers & Services - 3.8%
Centene Corp. (b)	174,600	10,481
Guardant Health, Inc. (b)	13,200	1,701
HealthEquity, Inc. (b)	128,200	8,937
UnitedHealth Group, Inc.	259,000	90,826
		111,945
Health Care Technology - 1.3%
Inspire Medical Systems, Inc. (b)	76,279	14,347
MultiPlan Corp. (d)	494,524	3,951
MultiPlan Corp.:
Class A (b)(c)	81,300	650
warrants (b)(d)	24,481	58
Schrodinger, Inc.	39,200	3,104
Simulations Plus, Inc.	32,500	2,337
Veeva Systems, Inc. Class A (b)	56,700	15,437
		39,884
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (b)	43,300	6,131
Berkeley Lights, Inc. (b)(c)	101,800	9,102
Bio-Rad Laboratories, Inc. Class A (b)	6,100	3,556
Bio-Techne Corp.	5,400	1,715
Bruker Corp.	200,900	10,875
Charles River Laboratories International, Inc. (b)	32,700	8,170
Codexis, Inc. (b)	219,400	4,790
Fluidigm Corp. (b)	388,300	2,330
Nanostring Technologies, Inc. (b)	103,700	6,935
Sotera Health Co.	51,200	1,405
		55,009
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	292,100	14,602
Eli Lilly & Co.	253,900	42,868
Endo International PLC (b)	402,600	2,891
Reata Pharmaceuticals, Inc. (b)	14,500	1,792
Revance Therapeutics, Inc. (b)	169,200	4,795
		66,948

TOTAL HEALTH CARE		508,512

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.8%
Airbus Group NV	60,200	6,607
Axon Enterprise, Inc. (b)	2,400	294
TransDigm Group, Inc.	28,227	17,468
		24,369
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (b)	189,400	20,830
Building Products - 0.4%
Builders FirstSource, Inc. (b)	84,100	3,432
Fortune Brands Home & Security, Inc.	98,100	8,409
		11,841
Electrical Equipment - 0.7%
Bloom Energy Corp. Class A (b)	66,900	1,917
Generac Holdings, Inc. (b)	89,200	20,285
		22,202
Industrial Conglomerates - 1.4%
General Electric Co.	3,839,400	41,466
Machinery - 1.0%
Ingersoll Rand, Inc. (b)	459,600	20,939
Woodward, Inc.	67,500	8,203
		29,142
Professional Services - 1.5%
Equifax, Inc.	148,700	28,675
Upwork, Inc. (b)	444,682	15,350
		44,025
Road & Rail - 1.3%
Uber Technologies, Inc. (b)	788,072	40,192
Trading Companies & Distributors - 0.2%
BMC Stock Holdings, Inc. (b)	64,800	3,478
Fastenal Co.	28,000	1,367
		4,845

TOTAL INDUSTRIALS		238,912

INFORMATION TECHNOLOGY - 37.4%
Electronic Equipment & Components - 0.4%
II-VI, Inc. (b)	140,113	10,643
Jabil, Inc.	1,200	51
Novanta, Inc. (b)	4,900	579
		11,273
IT Services - 3.9%
Adyen BV (a)(b)	4,000	9,294
Black Knight, Inc. (b)	144,070	12,729
CACI International, Inc. Class A (b)	25,200	6,283
Edenred SA	1,000	57
MasterCard, Inc. Class A	30,800	10,994
MongoDB, Inc. Class A (b)	73,800	26,497
Okta, Inc. (b)	33,000	8,391
Shopify, Inc. Class A (b)	15,800	17,841
Square, Inc. (b)	114,900	25,007
		117,093
Semiconductors & Semiconductor Equipment - 10.7%
Aixtron AG (b)	117,000	2,035
Allegro MicroSystems LLC (b)	16,900	451
Array Technologies, Inc.	91,300	3,939
ASML Holding NV	52,900	25,800
Enphase Energy, Inc. (b)	81,800	14,353
MediaTek, Inc.	57,000	1,515
NVIDIA Corp.	183,200	95,667
NXP Semiconductors NV	198,200	31,516
Qualcomm, Inc.	735,300	112,016
SiTime Corp. (b)	35,700	3,996
SolarEdge Technologies, Inc. (b)	27,000	8,616
Universal Display Corp.	81,800	18,798
		318,702
Software - 15.7%
Adobe, Inc. (b)	172,800	86,421
Agora, Inc. ADR (b)(c)	3,500	138
Cloudflare, Inc. (b)	47,800	3,632
CyberArk Software Ltd. (b)	24,000	3,878
Datadog, Inc. Class A (b)	5,100	502
Duck Creek Technologies, Inc. (b)	2,800	121
Elastic NV (b)	1,800	263
FireEye, Inc. (b)	1,093,100	25,207
JFrog Ltd. (c)	3,500	220
Manhattan Associates, Inc. (b)	101,700	10,697
Microsoft Corp.	1,178,100	262,031
NICE Systems Ltd. sponsored ADR (b)	33,100	9,385
Palo Alto Networks, Inc. (b)	37,400	13,292
Rapid7, Inc. (b)	38,400	3,462
Salesforce.com, Inc. (b)	208,564	46,412
Tenable Holdings, Inc. (b)	70,000	3,658
Volue A/S	88,400	515
		469,834
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,277,000	169,445
Samsung Electronics Co. Ltd.	413,010	30,737
		200,182

TOTAL INFORMATION TECHNOLOGY		1,117,084

MATERIALS - 1.8%
Chemicals - 1.5%
Albemarle Corp. U.S.	56,000	8,261
DuPont de Nemours, Inc.	32,100	2,283
LG Chemical Ltd.	22,160	16,777
Sherwin-Williams Co.	24,100	17,711
		45,032
Construction Materials - 0.3%
Eagle Materials, Inc.	78,400	7,946
Metals & Mining - 0.0%
MP Materials Corp. (b)(c)	28,500	917

TOTAL MATERIALS		53,895

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	156,400	13,338
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	52,400	3,287
KE Holdings, Inc. ADR (b)	56,100	3,452
		6,739

TOTAL REAL ESTATE		20,077

TOTAL COMMON STOCKS
(Cost $1,617,622)		2,975,362

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(d)	607,600	1,191
Health Care Technology - 0.1%
Vor Biopharma, Inc. (d)(e)	2,297,342	1,608

TOTAL HEALTH CARE		2,799

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(d)(e)	48,212	2
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	50,974	1,835
Series C3 (d)(e)	63,718	2,294
		4,129
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,850)		6,930

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.11% (f)	8,542,099	8,544
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	19,879,168	19,881
TOTAL MONEY MARKET FUNDS
(Cost $28,425)		28,425
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,650,897)		3,010,717
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(24,869)
NET ASSETS - 100%		$2,985,848

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,109,000 or 1.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,940,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Investments LLC	5/21/20	$6
Illuminated Holdings, Inc. Series C2	7/7/20	$1,274
Illuminated Holdings, Inc. Series C3	7/7/20	$1,912
MultiPlan Corp.	10/8/20	$4,896
MultiPlan Corp. warrants	10/8/20	$0
Nuvation Bio, Inc. Series A	6/17/19	$469
Vor Biopharma, Inc.	6/30/20	$1,195

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$16
Fidelity Securities Lending Cash Central Fund	67
Total	$83

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$428,581	$368,845	$59,736	$--
Consumer Discretionary	361,637	326,145	35,491	1
Consumer Staples	99,209	68,514	30,695	--
Energy	45,167	45,167	--	--
Financials	102,288	100,852	1,436	--
Health Care	511,311	508,454	1,249	1,608
Industrials	238,912	232,305	6,607	--
Information Technology	1,117,086	1,105,240	11,844	2
Materials	58,024	53,895	--	4,129
Real Estate	20,077	20,077	--	--
Money Market Funds	28,425	28,425	--	--
Total Investments in Securities:	$3,010,717	$2,857,919	$147,058	$5,740

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
Cayman Islands	3.6%
Netherlands	3.2%
India	1.6%
Korea (South)	1.5%
Ireland	1.0%
France	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,918) — See accompanying schedule: Unaffiliated issuers (cost $1,622,472)	$2,982,292
Fidelity Central Funds (cost $28,425)	28,425
Total Investment in Securities (cost $1,650,897)		$3,010,717
Cash		21
Foreign currency held at value (cost $21)		21
Receivable for investments sold		17,281
Receivable for fund shares sold		2,403
Dividends receivable		1,057
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		3
Other receivables		50
Total assets		3,031,589
Liabilities
Payable for investments purchased	$358
Payable for fund shares redeemed	21,603
Accrued management fee	1,588
Other affiliated payables	369
Other payables and accrued expenses	1,948
Collateral on securities loaned	19,875
Total liabilities		45,741
Net Assets		$2,985,848
Net Assets consist of:
Paid in capital		$1,543,642
Total accumulated earnings (loss)		1,442,206
Net Assets		$2,985,848
Net Asset Value and Maximum Offering Price
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($2,620,424 ÷ 50,660.6 shares)		$51.73
Class K:
Net Asset Value, offering price and redemption price per share ($365,424 ÷ 7,058.9 shares)		$51.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$7,231
Income from Fidelity Central Funds (including $67 from security lending)		83
Total income		7,314
Expenses
Management fee
Basic fee	$7,255
Performance adjustment	888
Transfer agent fees	1,729
Accounting fees	406
Custodian fees and expenses	35
Independent trustees' fees and expenses	7
Registration fees	45
Audit	27
Legal	6
Interest	1
Miscellaneous	6
Total expenses before reductions	10,405
Expense reductions	(67)
Total expenses after reductions		10,338
Net investment income (loss)		(3,024)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	259,744
Fidelity Central Funds	3
Foreign currency transactions	(97)
Total net realized gain (loss)		259,650
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $867)	369,594
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		369,601
Net gain (loss)		629,251
Net increase (decrease) in net assets resulting from operations		$626,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,024)	$1,703
Net realized gain (loss)	259,650	140,699
Change in net unrealized appreciation (depreciation)	369,601	342,871
Net increase (decrease) in net assets resulting from operations	626,227	485,273
Distributions to shareholders	(271,476)	(93,441)
Share transactions - net increase (decrease)	220,508	(53,438)
Total increase (decrease) in net assets	575,259	338,394
Net Assets
Beginning of period	2,410,589	2,072,195
End of period	$2,985,848	$2,410,589

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.22	$37.74	$35.75	$30.58	$24.47	$24.93
Income from Investment Operations
Net investment income (loss)A	(.06)	.03	.04	.07	.06	.01
Net realized and unrealized gain (loss)	11.55	9.15	3.51	6.71	6.07	(.43)
Total from investment operations	11.49	9.18	3.55	6.78	6.13	(.42)
Distributions from net investment income	(.01)	(.02)	(.06)	(.05)	(.02)	(.03)
Distributions from net realized gain	(4.98)	(1.68)	(1.50)	(1.56)	–	(.01)
Total distributions	(4.98)B	(1.70)	(1.56)	(1.61)	(.02)	(.04)
Net asset value, end of period	$51.73	$45.22	$37.74	$35.75	$30.58	$24.47
Total ReturnC,D	26.11%	25.33%	10.33%	22.94%	25.08%	(1.68)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.79%	.77%	.74%	.66%	.78%
Expenses net of fee waivers, if any	.77%G	.79%	.77%	.74%	.66%	.78%
Expenses net of all reductions	.77%G	.78%	.76%	.73%	.65%	.78%
Net investment income (loss)	(.23)%G	.06%	.11%	.22%	.24%	.03%
Supplemental Data
Net assets, end of period (in millions)	$2,620	$2,094	$1,707	$1,546	$1,157	$1,000
Portfolio turnover rateH	51%G	54%	49%	45%	65%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.27	$37.78	$35.78	$30.61	$24.48	$24.94
Income from Investment Operations
Net investment income (loss)A	(.03)	.06	.08	.11	.10	.04
Net realized and unrealized gain (loss)	11.56	9.17	3.52	6.71	6.07	(.43)
Total from investment operations	11.53	9.23	3.60	6.82	6.17	(.39)
Distributions from net investment income	(.03)	(.06)	(.10)	(.09)	(.04)	(.06)
Distributions from net realized gain	(5.00)	(1.68)	(1.50)	(1.56)	–	(.01)
Total distributions	(5.03)	(1.74)	(1.60)	(1.65)	(.04)	(.07)
Net asset value, end of period	$51.77	$45.27	$37.78	$35.78	$30.61	$24.48
Total ReturnB,C	26.17%	25.46%	10.47%	23.05%	25.23%	(1.57)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%F	.69%	.66%	.63%	.54%	.66%
Expenses net of fee waivers, if any	.68%F	.69%	.66%	.63%	.54%	.66%
Expenses net of all reductions	.67%F	.68%	.66%	.63%	.53%	.65%
Net investment income (loss)	(.14)%F	.17%	.22%	.32%	.36%	.16%
Supplemental Data
Net assets, end of period (in millions)	$365	$316	$366	$361	$207	$176
Portfolio turnover rateG	51%F	54%	49%	45%	65%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,374,744
Gross unrealized depreciation	(17,613)
Net unrealized appreciation (depreciation)	$1,357,131
Tax cost	$1,653,586

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	685,614	732,650

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$1,652.14
Class K	77.04
	$1,729

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Discovery Fund	$12

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Discovery Fund	Borrower	$4,609.33%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Growth Discovery Fund	$3

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Discovery Fund	$8	$38	$3,897

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $63 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2020	Year ended June 30, 2020
Distributions to shareholders
Growth Discovery	$236,484	$77,138
Class K	34,992	16,303
Total	$271,476	$93,441

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2020	Year ended June 30, 2020	Six months ended December 31, 2020	Year ended June 30, 2020
Growth Discovery
Shares sold	4,656	10,637	$231,416	$411,449
Reinvestment of distributions	4,468	1,952	222,760	72,723
Shares redeemed	(4,776)	(11,498)	(237,155)	(436,482)
Net increase (decrease)	4,348	1,091	$217,021	$47,690
Class K
Shares sold	1,289	2,932	$64,365	$114,471
Reinvestment of distributions	702	439	34,992	16,303
Shares redeemed	(1,917)	(6,064)	(95,870)	(231,902)
Net increase (decrease)	74	(2,693)	$3,487	$(101,128)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Growth Discovery Fund
Growth Discovery	.77%
Actual		$1,000.00	$1,261.10	$4.39
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class K	.68%
Actual		$1,000.00	$1,261.70	$3.88
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

CII-SANN-0221
1.714430.122

Fidelity® Mega Cap Stock Fund

Semi-Annual Report

December 31, 2020

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
General Electric Co.	6.5
Microsoft Corp.	6.0
Apple, Inc.	4.9
Bank of America Corp.	4.1
JPMorgan Chase & Co.	4.0
Wells Fargo & Co.	3.5
Exxon Mobil Corp.	3.0
The Walt Disney Co.	3.0
Visa, Inc. Class A	2.6
Alphabet, Inc. Class A	2.4
40.0

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Information Technology	18.9
Financials	15.7
Industrials	14.3
Communication Services	13.5
Health Care	12.4

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Stocks	99.1%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 19.5%

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	292,776	$17,200,590
Entertainment - 6.2%
Activision Blizzard, Inc.	86,341	8,016,762
Nintendo Co. Ltd. ADR (a)	178,900	14,405,028
The Walt Disney Co.	208,399	37,757,731
Vivendi SA	591,799	19,071,981
		79,251,502
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (b)	17,800	31,196,992
Class C (b)	17,600	30,833,088
Facebook, Inc. Class A (b)	900	245,844
		62,275,924
Media - 1.2%
Comcast Corp. Class A	285,687	14,969,999

TOTAL COMMUNICATION SERVICES		173,698,015

CONSUMER DISCRETIONARY - 5.4%
Automobiles - 0.4%
General Motors Co.	136,900	5,700,516
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A	14,300	1,886,456
Household Durables - 2.1%
D.R. Horton, Inc.	66,500	4,583,180
Lennar Corp. Class A	62,000	4,726,260
Sony Corp. sponsored ADR	170,900	17,277,990
		26,587,430
Internet & Direct Marketing Retail - 1.6%
The Booking Holdings, Inc. (b)	9,393	20,920,747
Specialty Retail - 1.1%
Lowe's Companies, Inc.	89,911	14,431,615

TOTAL CONSUMER DISCRETIONARY		69,526,764

CONSUMER STAPLES - 5.1%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR (a)	128,407	8,976,933
Diageo PLC	436,533	17,273,071
Keurig Dr. Pepper, Inc.	234,100	7,491,200
The Coca-Cola Co.	38,500	2,111,340
		35,852,544
Food & Staples Retailing - 1.1%
Sysco Corp.	188,499	13,997,936
Food Products - 1.2%
JDE Peet's BV	146,300	6,603,977
Nestle SA sponsored ADR	78,551	9,253,308
		15,857,285

TOTAL CONSUMER STAPLES		65,707,765

ENERGY - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd. (a)	499,900	12,022,595
Exxon Mobil Corp.	937,487	38,643,214
Hess Corp.	372,416	19,659,841
Phillips 66 Co.	96,400	6,742,216
Royal Dutch Shell PLC Class B sponsored ADR	471,800	15,857,198
Total SA sponsored ADR	212,955	8,924,944
		101,850,008
FINANCIALS - 15.7%
Banks - 13.3%
Bank of America Corp.	1,716,061	52,013,809
JPMorgan Chase & Co.	406,030	51,594,232
PNC Financial Services Group, Inc.	87,231	12,997,419
U.S. Bancorp	204,712	9,537,532
Wells Fargo & Co.	1,467,821	44,298,838
		170,441,830
Capital Markets - 0.5%
Charles Schwab Corp.	125,000	6,630,000
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (b)	105,000	24,346,350

TOTAL FINANCIALS		201,418,180

HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (b)	395,624	14,222,683
Medtronic PLC	139,096	16,293,705
		30,516,388
Health Care Providers & Services - 2.7%
Cigna Corp.	45,862	9,547,551
UnitedHealth Group, Inc.	70,698	24,792,375
		34,339,926
Pharmaceuticals - 7.3%
Bayer AG	118,518	6,982,037
Bristol-Myers Squibb Co.	333,399	20,680,740
GlaxoSmithKline PLC sponsored ADR	409,433	15,067,134
Johnson & Johnson	173,013	27,228,786
Roche Holding AG (participation certificate)	25,088	8,738,114
Sanofi SA sponsored ADR	318,573	15,479,462
		94,176,273

TOTAL HEALTH CARE		159,032,587

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.8%
Airbus Group NV	22,800	2,502,168
Raytheon Technologies Corp.	133,730	9,563,032
The Boeing Co.	50,200	10,745,812
		22,811,012
Air Freight & Logistics - 2.1%
United Parcel Service, Inc. Class B	160,279	26,990,984
Electrical Equipment - 0.7%
Rockwell Automation, Inc.	36,500	9,154,565
Industrial Conglomerates - 7.4%
3M Co.	3,600	629,244
General Electric Co.	7,684,339	82,990,862
Siemens AG sponsored ADR	160,679	11,535,145
		95,155,251
Machinery - 2.3%
Caterpillar, Inc.	89,900	16,363,598
Deere & Co.	38,000	10,223,900
Epiroc AB Class B	213,000	3,595,804
		30,183,302

TOTAL INDUSTRIALS		184,295,114

INFORMATION TECHNOLOGY - 18.9%
IT Services - 4.2%
Fidelity National Information Services, Inc.	58,200	8,232,972
Fiserv, Inc. (b)	34,800	3,962,328
MasterCard, Inc. Class A	25,252	9,013,449
Visa, Inc. Class A	152,188	33,288,081
		54,496,830
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	153,374	13,236,176
ASML Holding NV	5,836	2,846,334
Lam Research Corp.	22,100	10,437,167
Qualcomm, Inc.	144,516	22,015,567
		48,535,244
Software - 6.0%
Microsoft Corp.	346,666	77,105,452
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	472,632	62,713,540

TOTAL INFORMATION TECHNOLOGY		242,851,066

MATERIALS - 5.7%
Chemicals - 1.1%
DuPont de Nemours, Inc.	163,328	11,614,254
Linde PLC	10,400	2,740,504
		14,354,758
Metals & Mining - 4.6%
Anglo American PLC (United Kingdom)	182,800	6,060,741
BHP Billiton Ltd. sponsored ADR (a)	453,070	29,603,594
Freeport-McMoRan, Inc.	696,300	18,117,726
Southern Copper Corp. (a)	73,500	4,786,320
		58,568,381

TOTAL MATERIALS		72,923,139

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group, Inc.	16,000	1,364,480
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern Co.	14,700	903,021
TOTAL COMMON STOCKS
(Cost $885,950,842)		1,273,570,139

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $9,242,241)	9,242,241	3,923,331

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.11% (f)	1,938,844	1,939,232
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	42,947,978	42,952,273
TOTAL MONEY MARKET FUNDS
(Cost $44,891,505)		44,891,505
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $940,084,588)		1,322,384,975
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(37,488,735)
NET ASSETS - 100%		$1,284,896,240

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,923,331 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,419
Fidelity Securities Lending Cash Central Fund	36,037
Total	$39,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$173,698,015	$173,698,015	$--	$--
Consumer Discretionary	69,526,764	69,526,764	--	--
Consumer Staples	65,707,765	48,434,694	17,273,071	--
Energy	101,850,008	101,850,008	--	--
Financials	201,418,180	201,418,180	--	--
Health Care	159,032,587	143,312,436	15,720,151	--
Industrials	184,295,114	178,197,142	6,097,972	--
Information Technology	242,851,066	242,851,066	--	--
Materials	72,923,139	72,923,139	--	--
Real Estate	1,364,480	1,364,480	--	--
Utilities	903,021	903,021	--	--
Other	3,923,331	--	--	3,923,331
Money Market Funds	44,891,505	44,891,505	--	--
Total Investments in Securities:	$1,322,384,975	$1,279,370,450	$39,091,194	$3,923,331

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.5%
United Kingdom	4.2%
France	3.4%
Japan	2.4%
Australia	2.3%
Ireland	1.5%
Germany	1.4%
Switzerland	1.4%
Canada	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,509,039) — See accompanying schedule: Unaffiliated issuers (cost $895,193,083)	$1,277,493,470
Fidelity Central Funds (cost $44,891,505)	44,891,505
Total Investment in Securities (cost $940,084,588)		$1,322,384,975
Restricted cash		10,300
Receivable for investments sold		11,350,712
Receivable for fund shares sold		12,449,982
Dividends receivable		1,693,528
Distributions receivable from Fidelity Central Funds		7,536
Prepaid expenses		1,460
Other receivables		17,858
Total assets		1,347,916,351
Liabilities
Payable for fund shares redeemed	$19,354,198
Accrued management fee	455,215
Distribution and service plan fees payable	45,491
Other affiliated payables	175,670
Other payables and accrued expenses	37,987
Collateral on securities loaned	42,951,550
Total liabilities		63,020,111
Net Assets		$1,284,896,240
Net Assets consist of:
Paid in capital		$884,326,832
Total accumulated earnings (loss)		400,569,408
Net Assets		$1,284,896,240
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($65,524,545 ÷ 4,128,441 shares)(a)		$15.87
Maximum offering price per share (100/94.25 of $15.87)		$16.84
Class M:
Net Asset Value and redemption price per share ($23,584,763 ÷ 1,485,411 shares)(a)		$15.88
Maximum offering price per share (100/96.50 of $15.88)		$16.46
Class C:
Net Asset Value and offering price per share ($27,081,581 ÷ 1,742,204 shares)(a)		$15.54
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($856,693,523 ÷ 53,186,153 shares)		$16.11
Class I:
Net Asset Value, offering price and redemption price per share ($25,612,479 ÷ 1,587,013 shares)		$16.14
Class Z:
Net Asset Value, offering price and redemption price per share ($286,399,349 ÷ 17,889,657 shares)		$16.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$11,786,828
Income from Fidelity Central Funds (including $36,037 from security lending)		39,456
Total income		11,826,284
Expenses
Management fee	$2,512,610
Transfer agent fees	842,339
Distribution and service plan fees	254,804
Accounting fees	189,494
Custodian fees and expenses	18,749
Independent trustees' fees and expenses	2,980
Registration fees	43,298
Audit	38,384
Legal	1,783
Interest	152
Miscellaneous	8,155
Total expenses before reductions	3,912,748
Expense reductions	(34,580)
Total expenses after reductions		3,878,168
Net investment income (loss)		7,948,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,167,759
Fidelity Central Funds	889
Foreign currency transactions	(9,648)
Total net realized gain (loss)		68,159,000
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	187,669,020
Assets and liabilities in foreign currencies	29,780
Total change in net unrealized appreciation (depreciation)		187,698,800
Net gain (loss)		255,857,800
Net increase (decrease) in net assets resulting from operations		$263,805,916

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,948,116	$28,604,904
Net realized gain (loss)	68,159,000	297,938,210
Change in net unrealized appreciation (depreciation)	187,698,800	(306,494,208)
Net increase (decrease) in net assets resulting from operations	263,805,916	20,048,906
Distributions to shareholders	(99,856,123)	(231,107,026)
Share transactions - net increase (decrease)	12,870,192	(628,569,227)
Total increase (decrease) in net assets	176,819,985	(839,627,347)
Net Assets
Beginning of period	1,108,076,255	1,947,703,602
End of period	$1,284,896,240	$1,108,076,255

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.83	$15.51	$17.34	$18.42	$15.56	$16.56
Income from Investment Operations
Net investment income (loss)A	.08	.22	.29	.23	.22	.23
Net realized and unrealized gain (loss)	3.20	.08	.77	1.49	2.94	(.65)
Total from investment operations	3.28	.30	1.06	1.72	3.16	(.42)
Distributions from net investment income	(.24)	(.27)	(.26)	(.24)	(.22)	(.18)
Distributions from net realized gain	(1.00)	(1.70)	(2.63)	(2.56)	(.09)	(.40)
Total distributions	(1.24)	(1.98)B	(2.89)	(2.80)	(.30)B	(.58)
Net asset value, end of period	$15.87	$13.83	$15.51	$17.34	$18.42	$15.56
Total ReturnC,D,E	24.63%	1.78%	6.99%	10.60%	20.49%	(2.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.93%	.93%	.93%	.94%	.95%
Expenses net of fee waivers, if any	.93%H	.93%	.93%	.93%	.94%	.95%
Expenses net of all reductions	.92%H	.92%	.93%	.93%	.94%	.95%
Net investment income (loss)	1.10%H	1.56%	1.88%	1.33%	1.30%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$65,525	$54,948	$64,311	$62,333	$60,362	$68,801
Portfolio turnover rateI	62%H	49%J	36%	39%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$15.50	$17.31	$18.39	$15.54	$16.57
Income from Investment Operations
Net investment income (loss)A	.06	.19	.25	.19	.18	.19
Net realized and unrealized gain (loss)	3.21	.06	.78	1.48	2.93	(.65)
Total from investment operations	3.27	.25	1.03	1.67	3.11	(.46)
Distributions from net investment income	(.20)	(.23)	(.21)	(.19)	(.18)	(.16)
Distributions from net realized gain	(1.00)	(1.70)	(2.63)	(2.56)	(.09)	(.40)
Total distributions	(1.21)B	(1.93)	(2.84)	(2.75)	(.26)B	(.57)B
Net asset value, end of period	$15.88	$13.82	$15.50	$17.31	$18.39	$15.54
Total ReturnC,D,E	24.49%	1.50%	6.79%	10.33%	20.17%	(2.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.18%	1.19%	1.19%	1.20%	1.21%
Expenses net of fee waivers, if any	1.18%H	1.18%	1.19%	1.19%	1.20%	1.21%
Expenses net of all reductions	1.17%H	1.18%	1.18%	1.18%	1.20%	1.20%
Net investment income (loss)	.85%H	1.31%	1.63%	1.07%	1.04%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$23,585	$21,208	$25,031	$26,446	$28,248	$26,145
Portfolio turnover rateI	62%H	49%J	36%	39%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$15.20	$17.03	$18.13	$15.32	$16.35
Income from Investment Operations
Net investment income (loss)A	.02	.11	.17	.10	.09	.11
Net realized and unrealized gain (loss)	3.12	.08	.77	1.47	2.90	(.64)
Total from investment operations	3.14	.19	.94	1.57	2.99	(.53)
Distributions from net investment income	(.13)	(.15)	(.13)	(.11)	(.09)	(.09)
Distributions from net realized gain	(1.00)	(1.70)	(2.63)	(2.56)	(.09)	(.40)
Total distributions	(1.13)	(1.86)B	(2.77)B	(2.67)	(.18)	(.50)B
Net asset value, end of period	$15.54	$13.53	$15.20	$17.03	$18.13	$15.32
Total ReturnC,D,E	24.04%	1.05%	6.23%	9.81%	19.59%	(3.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.70%H	1.69%	1.68%	1.68%	1.69%	1.70%
Expenses net of fee waivers, if any	1.70%H	1.69%	1.67%	1.68%	1.69%	1.70%
Expenses net of all reductions	1.70%H	1.69%	1.67%	1.68%	1.69%	1.69%
Net investment income (loss)	.32%H	.80%	1.14%	.58%	.55%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$27,082	$24,283	$28,459	$33,640	$34,205	$31,605
Portfolio turnover rateI	62%H	49%J	36%	39%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.71	$17.52	$18.58	$15.68	$16.72
Income from Investment Operations
Net investment income (loss)A	.10	.27	.34	.28	.27	.27
Net realized and unrealized gain (loss)	3.25	.07	.78	1.50	2.97	(.66)
Total from investment operations	3.35	.34	1.12	1.78	3.24	(.39)
Distributions from net investment income	(.28)	(.31)	(.30)	(.27)	(.26)	(.25)
Distributions from net realized gain	(1.00)	(1.70)	(2.63)	(2.56)	(.09)	(.40)
Total distributions	(1.28)	(2.01)	(2.93)	(2.84)B	(.34)B	(.65)
Net asset value, end of period	$16.11	$14.04	$15.71	$17.52	$18.58	$15.68
Total ReturnC,D	24.79%	2.09%	7.33%	10.86%	20.87%	(2.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%	.65%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.65%G	.64%	.65%	.68%	.68%	.69%
Expenses net of all reductions	.64%G	.64%	.65%	.68%	.68%	.68%
Net investment income (loss)	1.38%G	1.84%	2.16%	1.58%	1.56%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$856,694	$773,080	$1,488,549	$1,715,822	$1,613,374	$3,059,691
Portfolio turnover rateH	62%G	49%I	36%	39%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$15.72	$17.53	$18.60	$15.70	$16.73
Income from Investment Operations
Net investment income (loss)A	.10	.27	.34	.28	.27	.27
Net realized and unrealized gain (loss)	3.27	.06	.79	1.50	2.97	(.65)
Total from investment operations	3.37	.33	1.13	1.78	3.24	(.38)
Distributions from net investment income	(.29)	(.28)	(.30)	(.29)	(.26)	(.24)
Distributions from net realized gain	(1.00)	(1.70)	(2.63)	(2.56)	(.09)	(.40)
Total distributions	(1.30)B	(1.98)	(2.94)B	(2.85)	(.34)B	(.65)B
Net asset value, end of period	$16.14	$14.07	$15.72	$17.53	$18.60	$15.70
Total ReturnC,D	24.83%	2.04%	7.33%	10.87%	20.84%	(2.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.66%	.66%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.63%G	.66%	.66%	.67%	.67%	.68%
Expenses net of all reductions	.62%G	.65%	.66%	.66%	.67%	.68%
Net investment income (loss)	1.40%G	1.83%	2.15%	1.60%	1.57%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$25,612	$20,725	$147,465	$143,472	$153,622	$148,414
Portfolio turnover rateH	62%G	49%I	36%	39%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$15.65	$17.46	$18.53	$15.65	$16.69
Income from Investment Operations
Net investment income (loss)A	.11	.28	.35	.30	.31	.29
Net realized and unrealized gain (loss)	3.23	.08	.79	1.51	2.94	(.66)
Total from investment operations	3.34	.36	1.14	1.81	3.25	(.37)
Distributions from net investment income	(.30)	(.33)	(.32)	(.31)	(.28)	(.27)
Distributions from net realized gain	(1.00)	(1.70)	(2.63)	(2.56)	(.09)	(.40)
Total distributions	(1.30)	(2.04)B	(2.95)	(2.88)B	(.37)	(.67)
Net asset value, end of period	$16.01	$13.97	$15.65	$17.46	$18.53	$15.65
Total ReturnC,D	24.87%	2.18%	7.47%	11.09%	20.96%	(2.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.53%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%G	.52%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.52%G	.52%	.53%	.53%	.53%	.53%
Net investment income (loss)	1.50%G	1.96%	2.29%	1.73%	1.71%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$286,399	$213,832	$193,889	$81,817	$318,575	$2,414
Portfolio turnover rateH	62%G	49%I	36%	39%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain conversion ratio adjustments, redemptions in kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$443,853,485
Gross unrealized depreciation	(69,961,662)
Net unrealized appreciation (depreciation)	$373,891,823
Tax cost	$948,493,152

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Mega Cap Stock Fund	3,933,631.31

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	356,748,633	432,388,076

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$73,735	$923
Class M	.25%	.25%	54,904	–
Class C	.75%	.25%	126,165	6,402
			$254,804	$7,325

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,754
Class M	692
Class C(a)	648
$14,094

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$57,453.19
Class M	21,766.20
Class C	27,906.22
Mega Cap Stock	667,838.17
Class I	14,771.15
Class Z	52,605.04
	$842,339

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mega Cap Stock Fund	$4,920

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mega Cap Stock Fund	Borrower	$5,459,333.33%		$152

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 34,711,873 shares of the Fund were redeemed in-kind for investments and cash with a value of $479,587,757. The Fund had a net realized gain of $163,794,969 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Mega Cap Stock Fund	$1,264

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mega Cap Stock Fund	$4,662	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,032 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $225.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,323.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2020	Year ended June 30, 2020
Distributions to shareholders
Class A	$4,929,428	$8,395,068
Class M	1,781,202	3,118,098
Class C	1,970,202	3,472,715
Mega Cap Stock	68,467,281	177,319,965
Class I	1,732,149	14,008,605
Class Z	20,975,861	24,792,575
Total	$99,856,123	$231,107,026

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2020	Year ended June 30, 2020	Six months ended December 31, 2020	Year ended June 30, 2020
Class A
Shares sold	316,682	817,004	$4,624,199	$11,447,774
Reinvestment of distributions	330,881	578,670	4,880,913	8,345,810
Shares redeemed	(490,900)	(1,569,350)	(7,127,786)	(20,618,219)
Net increase (decrease)	156,663	(173,676)	$2,377,326	$(824,635)
Class M
Shares sold	53,256	155,487	$759,128	$2,137,780
Reinvestment of distributions	120,261	214,844	1,773,468	3,095,560
Shares redeemed	(222,376)	(451,236)	(3,253,488)	(6,283,175)
Net increase (decrease)	(48,859)	(80,905)	$(720,892)	$(1,049,835)
Class C
Shares sold	39,202	272,177	$557,493	$3,783,021
Reinvestment of distributions	136,418	244,286	1,967,822	3,450,764
Shares redeemed	(228,727)	(593,414)	(3,245,537)	(8,328,227)
Net increase (decrease)	(53,107)	(76,951)	$(720,222)	$(1,094,442)
Mega Cap Stock
Shares sold	1,845,589	6,791,560	$27,333,082	$98,790,648
Reinvestment of distributions	4,347,425	11,687,019	65,033,627	170,166,146
Shares redeemed	(8,071,409)	(58,163,611)(a)	(120,548,921)	(811,041,049)(a)
Net increase (decrease)	(1,878,395)	(39,685,032)	$(28,182,212)	$(542,084,255)
Class I
Shares sold	453,000	1,236,550	$7,199,429	$18,320,713
Reinvestment of distributions	113,556	941,632	1,695,026	13,546,920
Shares redeemed	(452,662)	(10,086,316)(a)	(6,682,053)	(151,919,782)(a)
Net increase (decrease)	113,894	(7,908,134)	$2,212,402	$(120,052,149)
Class Z
Shares sold	4,005,765	19,469,575	$58,104,198	$254,329,513
Reinvestment of distributions	766,455	191,450	11,457,036	2,824,739
Shares redeemed	(2,187,512)	(16,747,108)	(31,657,444)	(220,618,163)
Net increase (decrease)	2,584,708	2,913,917	$37,903,790	$36,536,089

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Mega Cap Stock Fund
Class A	.93%
Actual		$1,000.00	$1,246.30	$5.27
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Class M	1.18%
Actual		$1,000.00	$1,244.90	$6.68
Hypothetical-C		$1,000.00	$1,019.26	$6.01
Class C	1.70%
Actual		$1,000.00	$1,240.40	$9.60
Hypothetical-C		$1,000.00	$1,016.64	$8.64
Mega Cap Stock	.65%
Actual		$1,000.00	$1,247.90	$3.68
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class I	.63%
Actual		$1,000.00	$1,248.30	$3.57
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Class Z	.52%
Actual		$1,000.00	$1,248.70	$2.95
Hypothetical-C		$1,000.00	$1,022.58	$2.65

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

GII-SANN-0221
1.714809.124

Fidelity® Series Large Cap Stock Fund

Semi-Annual Report

December 31, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
General Electric Co.	6.6
Microsoft Corp.	6.3
Comcast Corp. Class A	3.7
Apple, Inc.	3.5
Wells Fargo & Co.	3.4
Bank of America Corp.	3.2
Exxon Mobil Corp.	3.2
Altria Group, Inc.	2.8
Qualcomm, Inc.	2.7
Bristol-Myers Squibb Co.	2.2
37.6

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Information Technology	19.6
Financials	16.7
Health Care	16.0
Industrials	14.9
Communication Services	8.7

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Stocks	97.8%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments – 11.1%

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,347,433	$79,161,689
Entertainment - 3.0%
Activision Blizzard, Inc.	567,722	52,712,988
Nintendo Co. Ltd. ADR (a)	759,900	61,187,148
The Walt Disney Co.	997,793	180,780,136
Vivendi SA	3,646,281	117,509,160
		412,189,432
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (b)	28,711	50,320,047
Class C (b)	27,173	47,603,835
Match Group, Inc. (b)	332,415	50,257,824
		148,181,706
Media - 4.1%
Comcast Corp. Class A	9,861,542	516,744,801
Discovery Communications, Inc. Class A (a)(b)	272,701	8,205,573
Interpublic Group of Companies, Inc.	2,104,270	49,492,430
		574,442,804

TOTAL COMMUNICATION SERVICES		1,213,975,631

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.6%
BorgWarner, Inc.	2,105,162	81,343,460
Automobiles - 0.7%
General Motors Co.	2,386,700	99,382,188
Distributors - 0.1%
LKQ Corp. (b)	438,981	15,469,690
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. Class A	91,400	12,057,488
Starbucks Corp.	222,200	23,770,956
		35,828,444
Household Durables - 1.4%
Mohawk Industries, Inc. (b)	595,289	83,905,985
Sony Corp. sponsored ADR	239,800	24,243,780
Whirlpool Corp.	466,263	84,155,809
		192,305,574
Internet & Direct Marketing Retail - 1.1%
Expedia, Inc.	287,500	38,065,000
Ocado Group PLC (b)	93,600	2,927,314
The Booking Holdings, Inc. (b)	52,837	117,682,265
		158,674,579
Specialty Retail - 1.1%
Lowe's Companies, Inc.	993,247	159,426,076
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.	288,950	8,980,566

TOTAL CONSUMER DISCRETIONARY		751,410,577

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR (a)	96,400	6,739,324
Diageo PLC sponsored ADR	307,800	48,881,718
Keurig Dr. Pepper, Inc.	496,700	15,894,400
The Coca-Cola Co.	2,417,295	132,564,458
		204,079,900
Food & Staples Retailing - 0.8%
Performance Food Group Co. (b)	594,500	28,304,145
Sysco Corp.	1,171,300	86,980,738
		115,284,883
Food Products - 0.1%
Lamb Weston Holdings, Inc.	141,200	11,118,088
Household Products - 0.3%
Colgate-Palmolive Co.	15,800	1,351,058
Spectrum Brands Holdings, Inc.	482,882	38,138,020
		39,489,078
Personal Products - 0.1%
Unilever PLC	267,300	16,185,304
Tobacco - 3.4%
Altria Group, Inc.	9,361,559	383,823,919
British American Tobacco PLC sponsored ADR	2,359,206	88,446,633
		472,270,552

TOTAL CONSUMER STAPLES		858,427,805

ENERGY - 7.0%
Energy Equipment & Services - 0.2%
Subsea 7 SA (b)	2,173,000	22,327,139
Oil, Gas & Consumable Fuels - 6.8%
Cabot Oil & Gas Corp.	554,200	9,022,376
Cenovus Energy, Inc. (Canada)	17,131,181	104,302,500
Equinor ASA sponsored ADR	1,892,196	31,069,858
Exxon Mobil Corp.	10,665,943	439,650,170
Hess Corp.	3,410,572	180,044,096
Kosmos Energy Ltd.	15,222,778	35,773,528
Phillips 66 Co.	738,700	51,664,678
Royal Dutch Shell PLC Class B sponsored ADR	2,709,800	91,076,378
		942,603,584

TOTAL ENERGY		964,930,723

FINANCIALS - 16.7%
Banks - 11.1%
Bank of America Corp.	14,850,894	450,130,597
JPMorgan Chase & Co.	1,605,471	204,007,200
M&T Bank Corp.	194,620	24,775,126
PNC Financial Services Group, Inc.	1,115,921	166,272,229
Truist Financial Corp.	2,492,123	119,447,455
U.S. Bancorp	2,136,019	99,517,125
Wells Fargo & Co.	15,520,637	468,412,825
		1,532,562,557
Capital Markets - 3.5%
KKR & Co. LP	1,632,651	66,106,039
Morgan Stanley	1,154,724	79,133,236
Northern Trust Corp.	1,734,546	161,555,614
Raymond James Financial, Inc.	304,402	29,122,139
State Street Corp.	2,118,541	154,187,414
		490,104,442
Consumer Finance - 0.7%
Discover Financial Services	998,500	90,394,205
Insurance - 0.3%
Chubb Ltd.	233,497	35,939,858
The Travelers Companies, Inc.	87,940	12,344,138
		48,283,996
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	7,136,677	89,565,296
Radian Group, Inc.	3,060,608	61,977,312
		151,542,608

TOTAL FINANCIALS		2,312,887,808

HEALTH CARE - 16.0%
Biotechnology - 1.6%
AbbVie, Inc.	263,176	28,199,308
ADC Therapeutics SA (b)	202,900	6,494,829
Alexion Pharmaceuticals, Inc. (b)	644,183	100,647,152
Alnylam Pharmaceuticals, Inc. (b)	166,750	21,672,498
Crinetics Pharmaceuticals, Inc. (b)	312,140	4,404,295
Gritstone Oncology, Inc. (b)	692,962	2,730,270
Heron Therapeutics, Inc. (b)	138,417	2,929,596
Insmed, Inc. (b)	768,029	25,567,685
Intercept Pharmaceuticals, Inc. (a)(b)	783,118	19,343,015
Vaxcyte, Inc.	173,900	4,620,523
		216,609,171
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	169,006	42,288,681
Boston Scientific Corp. (b)	3,393,119	121,982,628
Intuitive Surgical, Inc. (b)	1,500	1,227,150
		165,498,459
Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	432,738	42,304,467
Cardinal Health, Inc.	1,474,958	78,998,750
Centene Corp. (b)	246,700	14,809,401
Cigna Corp.	903,311	188,051,284
Covetrus, Inc. (b)	537,673	15,452,722
CVS Health Corp.	2,580,752	176,265,362
McKesson Corp.	937,721	163,088,436
UnitedHealth Group, Inc.	593,081	207,981,645
		886,952,067
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	43,985	57,181
Pharmaceuticals - 6.8%
Bayer AG	2,601,672	153,267,614
Bristol-Myers Squibb Co.	4,950,860	307,101,846
GlaxoSmithKline PLC sponsored ADR	4,777,536	175,813,325
Intra-Cellular Therapies, Inc. (b)	123,400	3,924,120
Johnson & Johnson	1,502,871	236,521,838
Pliant Therapeutics, Inc.	234,300	5,323,296
Sanofi SA sponsored ADR	1,117,400	54,294,466
TherapeuticsMD, Inc. (a)(b)	8,186,714	9,905,924
		946,152,429

TOTAL HEALTH CARE		2,215,269,307

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.3%
Airbus Group NV	277,500	30,454,017
General Dynamics Corp.	205,260	30,546,793
Huntington Ingalls Industries, Inc.	150,350	25,631,668
MTU Aero Engines Holdings AG	35,900	9,358,026
Raytheon Technologies Corp.	250,469	17,911,038
Safran SA (b)	91,300	12,940,303
The Boeing Co.	282,791	60,534,241
		187,376,086
Air Freight & Logistics - 3.0%
FedEx Corp.	463,447	120,320,110
United Parcel Service, Inc. Class B	1,750,756	294,827,310
		415,147,420
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (b)	136,200	14,979,276
Building Products - 0.1%
Johnson Controls International PLC	396,100	18,454,299
Electrical Equipment - 1.1%
Acuity Brands, Inc.	267,469	32,387,821
Hubbell, Inc. Class B	194,314	30,466,492
Vertiv Holdings Co.	569,900	10,640,033
Vertiv Holdings LLC (c)	4,500,000	84,015,000
		157,509,346
Industrial Conglomerates - 6.9%
3M Co.	255,773	44,706,563
General Electric Co.	83,942,918	906,583,517
		951,290,080
Machinery - 1.3%
Caterpillar, Inc.	62,200	11,321,644
Cummins, Inc.	92,800	21,074,880
Epiroc AB Class A	278,000	5,052,576
Flowserve Corp.	756,785	27,887,527
Fortive Corp.	411,600	29,149,512
Otis Worldwide Corp.	298,584	20,169,349
Stanley Black & Decker, Inc.	140,300	25,051,968
Westinghouse Air Brake Co.	496,085	36,313,422
		176,020,878
Professional Services - 0.1%
Equifax, Inc.	42,500	8,195,700
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	129,263	17,663,789
Knight-Swift Transportation Holdings, Inc. Class A	1,975,615	82,620,219
Ryder System, Inc.	608,500	37,580,960
		137,864,968
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	77,700	3,555,210

TOTAL INDUSTRIALS		2,070,393,263

INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 0.1%
CDW Corp.	53,600	7,063,944
Vontier Corp. (b)	412,880	13,790,192
		20,854,136
IT Services - 4.0%
Amadeus IT Holding SA Class A	316,000	23,326,256
Edenred SA	480,200	27,225,792
Fidelity National Information Services, Inc.	690,900	97,734,714
Genpact Ltd.	618,100	25,564,616
IBM Corp.	169,800	21,374,424
MasterCard, Inc. Class A	121,889	43,507,060
Snowflake Computing, Inc. (a)	12,000	3,376,800
Twilio, Inc. Class A (b)	25,600	8,665,600
Unisys Corp. (b)	2,032,299	39,995,644
Visa, Inc. Class A	1,186,793	259,587,233
		550,358,139
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	167,838	24,794,708
Applied Materials, Inc.	375,002	32,362,673
Intel Corp.	190,900	9,510,638
Lam Research Corp.	41,900	19,788,113
Marvell Technology Group Ltd.	532,791	25,328,884
NVIDIA Corp.	3,032	1,583,310
Qualcomm, Inc.	2,413,931	367,738,249
		481,106,575
Software - 8.3%
Autodesk, Inc. (b)	142,928	43,641,636
Dynatrace, Inc. (b)	436,194	18,874,114
Elastic NV (b)	262,000	38,286,060
Microsoft Corp.	3,916,405	871,086,800
PTC, Inc. (b)	199,600	23,874,156
SAP SE sponsored ADR (a)	1,093,646	142,600,502
Workday, Inc. Class A (b)	58,400	13,993,224
		1,152,356,492
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	3,673,804	487,477,053
Samsung Electronics Co. Ltd.	342,150	25,463,086
		512,940,139

TOTAL INFORMATION TECHNOLOGY		2,717,615,481

MATERIALS - 2.4%
Chemicals - 1.3%
DuPont de Nemours, Inc.	1,642,100	116,769,731
Intrepid Potash, Inc. (b)	13,649	329,623
Livent Corp. (b)	53,600	1,009,824
Nutrien Ltd.	790,392	38,026,244
PPG Industries, Inc.	174,300	25,137,546
		181,272,968
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (a)	1,111,669	72,636,452
Freeport-McMoRan, Inc.	2,812,542	73,182,343
		145,818,795

TOTAL MATERIALS		327,091,763

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	153,081	34,360,561
Equinix, Inc.	26,422	18,870,064
Simon Property Group, Inc.	358,900	30,606,992
		83,837,617
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	135,400	13,518,336
Southern Co.	328,300	20,167,469
		33,685,805
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	472,300	10,220,572
Sempra Energy	35,080	4,469,543
		14,690,115

TOTAL UTILITIES		48,375,920

TOTAL COMMON STOCKS
(Cost $9,832,960,373)		13,564,215,895

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $28,952,535)	28,952,535	12,290,351

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.11% (f)	214,317,046	214,359,909
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	205,287,841	205,308,370
TOTAL MONEY MARKET FUNDS
(Cost $419,668,279)		419,668,279
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $10,281,581,187)		13,996,174,525
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(124,437,084)
NET ASSETS - 100%		$13,871,737,441

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,305,351 or 0.7% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 – 10/30/18	$28,952,535
Vertiv Holdings LLC	2/6/20	$45,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,296
Fidelity Securities Lending Cash Central Fund	602,069
Total	$715,365

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,213,975,631	$1,213,975,631	$--	$--
Consumer Discretionary	751,410,577	751,410,577	--	--
Consumer Staples	858,427,805	858,427,805	--	--
Energy	964,930,723	942,603,584	22,327,139	--
Financials	2,312,887,808	2,312,887,808	--	--
Health Care	2,215,269,307	2,062,001,693	153,267,614	--
Industrials	2,070,393,263	2,009,033,131	61,360,132	--
Information Technology	2,717,615,481	2,694,289,225	23,326,256	--
Materials	327,091,763	327,091,763	--	--
Real Estate	83,837,617	83,837,617	--	--
Utilities	48,375,920	48,375,920	--	--
Other	12,290,351	--	--	12,290,351
Money Market Funds	419,668,279	419,668,279	--	--
Total Investments in Securities:	$13,996,174,525	$13,723,603,033	$260,281,141	$12,290,351

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
United Kingdom	3.0%
Germany	2.2%
France	1.6%
Canada	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $199,267,420) — See accompanying schedule: Unaffiliated issuers (cost $9,861,912,908)	$13,576,506,246
Fidelity Central Funds (cost $419,668,279)	419,668,279
Total Investment in Securities (cost $10,281,581,187)		$13,996,174,525
Restricted cash		34,488
Foreign currency held at value (cost $695,308)		695,308
Receivable for investments sold		13,714,452
Receivable for fund shares sold		86,885,313
Dividends receivable		24,415,244
Distributions receivable from Fidelity Central Funds		86,711
Other receivables		5,828
Total assets		14,122,011,869
Liabilities
Payable for investments purchased	$24,565,630
Payable for fund shares redeemed	20,311,714
Other payables and accrued expenses	105,525
Collateral on securities loaned	205,291,559
Total liabilities		250,274,428
Net Assets		$13,871,737,441
Net Assets consist of:
Paid in capital		$10,064,038,032
Total accumulated earnings (loss)		3,807,699,409
Net Assets		$13,871,737,441
Net Asset Value, offering price and redemption price per share ($13,871,737,441 ÷ 843,254,162 shares)		$16.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2020 (Unaudited)
Investment Income
Dividends		$139,520,189
Income from Fidelity Central Funds (including $602,069 from security lending)		715,365
Total income		140,235,554
Expenses
Custodian fees and expenses	$117,376
Independent trustees' fees and expenses	32,680
Interest	5,101
Miscellaneous	12,554
Total expenses before reductions	167,711
Expense reductions	(1,244)
Total expenses after reductions		166,467
Net investment income (loss)		140,069,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	329,435,708
Fidelity Central Funds	10,952
Foreign currency transactions	(53,982)
Total net realized gain (loss)		329,392,678
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,330,972,432
Fidelity Central Funds	(9,507)
Assets and liabilities in foreign currencies	195,725
Total change in net unrealized appreciation (depreciation)		2,331,158,650
Net gain (loss)		2,660,551,328
Net increase (decrease) in net assets resulting from operations		$2,800,620,415

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2020 (Unaudited)	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,069,087	$332,450,444
Net realized gain (loss)	329,392,678	529,110,850
Change in net unrealized appreciation (depreciation)	2,331,158,650	(764,350,243)
Net increase (decrease) in net assets resulting from operations	2,800,620,415	97,211,051
Distributions to shareholders	(734,672,078)	(865,411,192)
Share transactions
Proceeds from sales of shares	658,869,902	1,690,293,273
Reinvestment of distributions	734,672,077	865,411,192
Cost of shares redeemed	(1,525,143,766)	(3,964,209,797)
Net increase (decrease) in net assets resulting from share transactions	(131,601,787)	(1,408,505,332)
Total increase (decrease) in net assets	1,934,346,550	(2,176,705,473)
Net Assets
Beginning of period	11,937,390,891	14,114,096,364
End of period	$13,871,737,441	$11,937,390,891
Other Information
Shares
Sold	45,131,537	116,279,274
Issued in reinvestment of distributions	48,706,129	58,634,910
Redeemed	(99,207,854)	(268,503,818)
Net increase (decrease)	(5,370,188)	(93,589,634)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$14.98	$15.76	$15.00	$12.57	$13.67
Income from Investment Operations
Net investment income (loss)A	.16	.37	.42	.38	.26	.24
Net realized and unrealized gain (loss)	3.10	(.32)	.42	1.26	2.38	(.59)
Total from investment operations	3.26	.05	.84	1.64	2.64	(.35)
Distributions from net investment income	(.37)	(.28)	(.39)	(.34)	(.19)	(.26)
Distributions from net realized gain	(.52)	(.68)	(1.22)	(.54)	(.02)	(.49)
Total distributions	(.88)B	(.96)	(1.62)B	(.88)	(.21)	(.75)
Net asset value, end of period	$16.45	$14.07	$14.98	$15.76	$15.00	$12.57
Total ReturnC,D	23.83%	.17%	5.83%	11.35%	21.15%	(2.56)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	.56%	.63%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	.56%	.63%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	.56%	.63%
Net investment income (loss)	2.19%G	2.58%	2.80%	2.47%	1.83%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$13,871,737	$11,937,391	$14,114,096	$13,059,805	$4,904,453	$3,411,837
Portfolio turnover rateI	19%G	28%J	41%K	44%	54%J	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than $.005 per share.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2020

1. Organization.

Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain conversion ratio adjustments, foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,673,480,078
Gross unrealized depreciation	(1,022,385,462)
Net unrealized appreciation (depreciation)	$3,651,094,616
Tax cost	$10,345,079,909

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Large Cap Stock Fund	12,324,839.09%

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	1,167,422,441	1,944,291,891

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Stock Fund	$37,699

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Stock Fund	Borrower	$556,510,000.33%		$5,101

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $576,379,736 in exchange for 38,761,697 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series Large Cap Stock Fund	$13,285

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Stock Fund	$112,912	$244,369	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,244.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Series Large Cap Stock Fund	- %-C
Actual		$1,000.00	$1,238.30	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

MHT-SANN-0221
1.951032.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 17, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 17, 2021